Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash due from Federal Reserve Bank	$ 2,181,463	$ 1,597,422
Cash due from depository institutions	1,402	1,660
Interest income from term deposit facility	813	77
Average reserve balances with Federal Reserve	$ 1,548	$ 2,614